Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
INCOME TAX

Note 8 — INCOME TAX

The Company did not have any significant deferred tax assets or liabilities as of December 31, 2024 and 2023.

The Company’s net deferred tax assets are as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets
Net operating loss carryforward	$—	$1,962
Startup Costs	281,337	80,501
Total deferred tax assets	281,337	82,463
Valuation allowance	(281,337)	(82,463)
Deferred tax assets, net of allowance	$—	$—

The income tax provision for the year ended December 31, 2024 and 2023 consists of the following:

	December 31, 2024	December 31, 2023
Federal
Current	$746,540	$(226)
Deferred	(198,874)	(64,668)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	198,874	64,668
Income tax provision	$746,540	$(226)

As of December 31, 2024 and 2023, the Company had a total of $0 and $4,306, respectively, of U.S. federal net operating loss carryovers available to offset future taxable income. The federal net operating loss can be carried forward indefinitely.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2024 and 2023, the change in the valuation allowance was $198,874 and $64,668, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2024	December 31, 2023
Statutory federal income tax rate	21.00%	21.00%
Merger & Acquisition expenses	4.91%	0.00%
Change in fair value of over-allotment option liability	(0.11)%	0.00%
Valuation allowance	9.38%	(20.93)%
Income tax provision	35.18%	0.07%

The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to the valuation allowances on deferred tax assets.

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.